Commitments - Schedule of Future Minimum Lease Payments For Capital Leases (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Capital Leases
2019	$ 508,114
2020	408,264
2021	104,579
Total	1,020,957
Less: amount representing interest	(96,251)
Less: amount representing service costs	(88,172)
Net present value of future minimum lease payments	836,534
Current maturities	(399,345)	$ (154,839)
Long-term maturities	437,189
Operating Leases
2019	1,107,565
2020	1,125,940
2021	535,250
2022	40,080
Total	2,808,835
Total
2019	1,615,679
2020	1,534,204
2021	639,829
2022	40,080
Total	$ 3,829,792